Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows provided in operating activities:
Net (loss)/income	$ (1,052)	$ (2,794)	$ (7,330)	$ 1,766
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Deferred income tax			61	(178)
Foreign currency gains	0	(3)	49	(316)
Depreciation of gaming equipment and property and equipment	2,277	2,614	5,127	5,274
Impairment of assets			2,567	339
Amortization of casino contracts	1,222	1,238	2,464	2,466
Amortization of intangible assets	151	151	302	291
Amortization of contract amendment fees	54	54	108	108
Stock-based compensation expense	141	445	789	840
Loss on disposition of subsidiary, including property and equipment	0	999	999	0
Gain on disposition of gaming equipment and property and equipment	(3)	0
Loss/(gain) on disposition of assets			88	(44)
Provision for pension/retirement benefits			15	38
Bad debt provisions			3	1
Changes in operating assets and liabilities:
Accounts receivable and other receivables	360	743	659	940
Inventories	(1,393)	373	6	(123)
Prepaid expenses and other current assets	(270)	(132)	(118)	427
Prepaids, deposits and other assets	(46)	104	302	(981)
Accounts payable	(349)	(1,107)	(703)	107
Amount due from/to related parties	109	21	(89)	(14)
Income tax payable			0	(68)
Accrued expenses and other liabilities	(1,021)	(1,054)	(734)	569
Customer deposits and other current liabilities	1,502	(29)	(239)	309
Net cash provided by operating activities	1,701	1,623	4,326	11,751
Cash flows used in investing activities:
Construction/purchase of property and equipment	(2,027)	(2,401)	(4,978)	(3,179)
Purchase of gaming machines and systems	(359)	(3,983)	(4,867)	(3,411)
Acquisition of technical know-how			0	(254)
Addition of project costs	0	(1,155)	0	(1,087)
Proceeds from sale of subsidiary related to discontinued operations	0	365	365	0
Proceeds from sale of gaming equipment and property and equipment	32	0	2	101
Net cash used in investing activities	(2,354)	(7,174)	(9,478)	(7,830)
Cash flows used in financing activities:
Repayment of short-term debt and leases			0	(328)
Repayment of notes payable			0	(6,211)
Exercise of stock options			0	81
Net cash used in financing activities	0	0	0	(6,458)
Effect of exchange rate changes on cash	16	(25)	88	143
Decrease in cash and cash equivalents	(637)	(5,576)	(5,064)	(2,394)
Cash and cash equivalents at beginning of period	5,301	10,365	10,365	12,759
Cash and cash equivalents at end of period	4,664	4,789	5,301	10,365
Supplemental disclosure of cash flow information:
Interest paid	0	0	0	143
Income tax paid	0	0	0	68
Non-cash investing/financing activities
Purchase of gaming machines and systems	$ 0	$ 659	$ 0	$ 2,194